share-based compensation	6 Months Ended
Jun. 30, 2022
share-based compensation
share-based compensation
14	share-based compensation
(a)	Details of share-based compensation expense

Reflected in the Consolidated statements of income and other comprehensive income as Employee benefits expense and in the Consolidated statements of cash flows are the following share-based compensation amounts:

Periods ended June 30 (millions)		2022			2021
		Employee	Associated	Statement	Employee	Associated	Statement
		benefits	operating	of cash	benefits	operating	of cash
		expense [1]	cash	flows	expense	cash	flows
	Note		outflows	adjustment		outflows	adjustment
THREE-MONTH
Restricted share units	(b)	$44	$(1)	$43	$48	$—	$48
Employee share purchase plan	(c)	11	(11)	—	11	(11)	—
Share option awards	(d)	—	(1)	(1)	4	—	4
		$55	$(13)	$42	$63	$(11)	$52
TELUS technology solutions		$47	$(11)	$36	$39	$(11)	$28
Digitally-led customer experiences		8	(2)	6	24	—	24
		$55	$(13)	$42	$63	$(11)	$52
SIX-MONTH
Restricted share units	(b)	$85	$(8)	$77	$98	$—	$98
Employee share purchase plan	(c)	22	(22)	—	20	(20)	—
Share option awards	(d)	(2)	(7)	(9)	11	(22)	(11)
		$105	$(37)	$68	$129	$(42)	$87
TELUS technology solutions		$87	$(29)	$58	$74	$(20)	$54
Digitally-led customer experiences		18	(8)	10	55	(22)	33
		$105	$(37)	$68	$129	$(42)	$87

1	Within employee benefits expense (see Note 8), for the three-month period ended June 30, 2022, restricted share units expense of $43 (2021 – $48) and share option awards expense of $NIL (2021 – $4) are presented as share-based compensation expense and the balance is included in restructuring costs (see Note 16) of the digitally-led customer experiences segment; for the six-month period ended June 30, 2022, restricted share units expense of $83 (2021 - $93) and share option awards expense of $(2) (2021 - $10) are presented as share-based compensation expense and the balance is included in restructuring costs (see Note 16) of the digitally-led customer experiences segment.
(b)	Restricted share units

TELUS Corporation restricted share units

We also award restricted share units that largely have the same features as our general restricted share units, but have a variable payout (0% – 200%) that depends upon the achievement of our total customer connections performance condition (with a weighting of 25%) and the total shareholder return on TELUS Corporation Common Shares relative to an international peer group of telecommunications companies (with a weighting of 75%). The grant-date fair value of the notional subset of our restricted share units affected by the total customer connections performance condition equals the fair market value of the corresponding TELUS Corporation Common Shares at the grant date, and thus the notional subset has been included in the presentation of our restricted share units with only service conditions. The estimate, which reflects a variable payout, of the fair value of the notional subset of our restricted share units affected by the relative total shareholder return performance condition is determined using a Monte Carlo simulation. Grants of restricted share units in 2022 and 2021 are accounted for as equity-settled, as that was their expected manner of settlement when granted.

The following table presents a summary of outstanding TELUS Corporation non-vested restricted share units.

	June 30,	December 31,
Number of non-vested restricted share units as at	2022	2021
Restricted share units without market performance conditions
Restricted share units with only service conditions	7,610,246	5,481,486
Notional subset affected by total customer connections performance condition	513,712	366,983
	8,123,958	5,848,469
Restricted share units with market performance conditions
Notional subset affected by relative total shareholder return performance condition	1,541,137	1,100,949
	9,665,095	6,949,418

The following table presents a summary of the activity related to TELUS Corporation restricted share units without market performance conditions.

Periods ended June 30, 2022	Three months			Six months
	Number of restricted		Weighted	Number of restricted		Weighted
	share units [1]		average	share units [1]		average
	Non-vested	Vested	grant-date	Non-vested	Vested	grant-date
			fair value			fair value
Outstanding, beginning of period
Non-vested	8,110,430	—	$27.58	5,848,469	—	$25.67
Vested	—	49,679	$25.65	—	49,138	$25.63
Granted
Initial award	73,911	—	$31.30	2,540,787	—	$31.82
In lieu of dividends	81,946	504	$32.26	145,737	1,045	$31.16
Vested	(30,157)	30,157	$27.61	(198,671)	198,671	$26.00
Settled in cash	—	(30,157)	$27.61	—	(198,671)	$26.00
Forfeited	(112,172)	—	$27.85	(212,364)	—	$26.82
Outstanding, end of period
Non-vested	8,123,958	—	$27.65	8,123,958	—	$27.65
Vested	—	50,183	$25.68	—	50,183	$25.68

1	Excluding the notional subset of restricted share units affected by the relative total shareholder return performance condition.

TELUS International (Cda) Inc. restricted share units

We also award restricted share units that largely have the same features as the TELUS Corporation restricted share units, but have a variable payout (0% – 150%) that depends upon the achievement of TELUS International (Cda) Inc. financial performance and non-market quality-of-service performance conditions. Grants of restricted share units in 2022 and 2021 are accounted for as equity-settled, as that was their expected manner of settlement when granted.

The following table presents a summary of the activity related to TELUS International (Cda) Inc. restricted share units.

Periods ended June 30, 2022	Three months				Six months
	Number of restricted		Weighted		Number of restricted		Weighted
	share units		average		share units		average
	Non-vested	Vested	grant-date		Non-vested	Vested	grant-date
			fair value				fair value
Outstanding, beginning of period	2,343,529	—	US$	23.71	1,850,807	—	US$	21.94
Granted – initial award	16,685	—	US$	22.60	806,395	—	US$	26.30
Vested	(365,673)	365,673	US$	14.67	(519,645)	519,645	US$	17.73
Settled:
In equity	—	(109,547)	US$	29.17	—	(263,519)	US$	26.73
In cash	—	(256,126)	US$	8.46	—	(256,126)	US$	8.46
Forfeited	(29,128)	—	US$	17.95	(172,144)	—	US$	17.12
Outstanding, end of period	1,965,413	—	US$	25.47	1,965,413	—	US$	25.47

(c)	TELUS Corporation employee share purchase plan

We have an employee share purchase plan under which eligible employees can purchase TELUS Corporation Common Shares through regular payroll deductions. In respect of TELUS Corporation Common Shares held within the employee share purchase plan, TELUS Corporation Common Share dividends declared during the three-month and six-month periods ended June 30, 2022, of $12 million (2021 - $11 million) and $23 million (2021 - $21 million), respectively, were to be reinvested in TELUS Corporation Common Shares acquired by the trustee from Treasury, with a discount applicable, as set out in Note 13(b).

(d)Share option awards

TELUS Corporation share options

Employees may be granted share option awards to purchase TELUS Corporation Common Shares at an exercise price equal to the fair market value at the time of grant. Share option awards granted under the plan may be exercised over specific periods not to exceed seven years from the time of grant. Share option awards granted in fiscal 2021 and 2020 were for front-line employees.

These share option awards have a net-equity settlement feature. The optionee does not have the choice of exercising the net-equity settlement feature; it is at our option whether the exercise of a share option award is settled as a share option or settled using the net-equity settlement feature.

The following table presents a summary of the activity related to the TELUS Corporation share option plan.

Periods ended June 30, 2022	Three months		Six months
	Number of	Weighted	Number of	Weighted
	share	average share	share	average share
	options	option price [1]	options	option price [1]
Outstanding, beginning of period	2,969,600	$22.04	3,050,300	$22.04
Forfeited	(66,900)	$21.95	(147,600)	$22.00
Outstanding, end of period	2,902,700	$22.04	2,902,700	$22.04

1	The weighted average remaining contractual life is 4.8 years. No options were exercisable as at the balance sheet date.

TELUS International (Cda) Inc. share options

Employees may be granted equity share options (equity-settled) to purchase TELUS International (Cda) Inc. subordinate voting shares at a price equal to, or a multiple of, the fair market value at the time of grant and/or phantom share options (cash-settled) that provide them with exposure to TELUS International (Cda) Inc. subordinate voting share price appreciation. Share option awards granted under the plan may be exercised over specific periods not to exceed ten years from the time of grant. All equity share option awards and most phantom share option awards have a variable payout (0% – 100%) that depends upon the achievement of TELUS International (Cda) Inc. financial performance and non-market quality-of-service performance conditions.

The following table presents a summary of the activity related to the TELUS International (Cda) Inc. share option plan.

Periods ended June 30, 2022	Three months			Six months
	Number of	Weighted		Number of	Weighted
	share	average share		share	average share
	options	option price [1]		options	option price [1]
Outstanding, beginning of period	3,028,634	US$	10.94	3,180,767	US$	10.74
Exercised [2]	(293,860)	US$	8.46	(293,860)	US$	8.46
Forfeited	(5,203)	US$	8.46	(157,336)	US$	6.80
Outstanding, end of period	2,729,571	US$	11.21	2,729,571	US$	11.21

1	For 2,233,471 share options, the range of share option prices is US$4.87 – US$8.95 per TELUS International (Cda) Inc. subordinated voting share and the weighted average remaining contractual life is 4.7 years; for the balance of share options, the price is US$25.00 and the weighted average remaining contractual life is 8.7 years.
2	The weighted average price at the date of exercise was US$23.75.